Long-Term Debt - Loans And Credit Facilities Terms and Compliance (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Instruments
Covenant compliance	As of June 30, 2017, the Partnership was in compliance with all financial covenants prescribed in its debt agreements.
Minimum liquidity required for compliance	$ 0	$ 25,000